Share-Based and Other Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 25.3		$ 4.8	$ 8.4
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	21.3
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	0.4		0.1	3.8
Share based compensation, expiration period	10 years
Share based compensation, vesting period	1 month
Fair value of options granted	$ 7.85
Risk-free interest rate	0.60%
Dividend yields	0.00%
Expected volatility	59.40%
Expected life of options	4 years
Option, exercised	380,000		0	0
Options exercised intrinsic value	5.6
Total unrecognized compensation cost related to unvested options	3.4
Unrecognized compensation cost related to unvested awards, period of recognition	2 years
Cash received for exercise of stock options	2.4
Stock Options | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per share			$ 19.31	$ 21.21
Stock Options | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period, service period	2 years
Stock Options | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period, service period	5 years
Anti-Dilution Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	14.5
Share based compensation, expiration period	5 years
Risk-free interest rate	0.30%
Dividend yields	0.00%
Expected volatility	60.80%
Expected life of options	2 years
Option, exercised	20,000
Options exercised intrinsic value	0.1
Cash received for exercise of stock options	0.4
Weighted average fair value per share	$ 5.97
Anti-Dilution Option Grants [Member] | One of the individuals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period	18 months
Time Based Restricted Stock Units R S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	5.7
Unrecognized compensation cost related to unvested awards, period of recognition	2 years
Weighted average grant date fair value of stock awards	$ 20.13	[1]	$ 0.00	$ 0.00
Total intrinsic value of vested stock awards	2.5
Total unrecognized compensation cost related to unvested stock awards	13.2
Number of awards, Granted	964,000	[1]
Time Based Restricted Stock Units R S U [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period	6 months
Time Based Restricted Stock Units R S U [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period	3 years
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	4.5		4.8	4.6
Weighted average grant date fair value of stock awards	$ 18.00	[2]
Total intrinsic value of vested stock awards	4.2
Number of awards, Granted	177,000	[2]	0	0
Restricted Shares | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period	6 months
Restricted Shares | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period	5 years
Performance Based Restricted Stock Units Rsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1.1
Share based compensation, vesting period	3 years
Unrecognized compensation cost related to unvested awards, period of recognition	2 years
Weighted average grant date fair value of stock awards	$ 21.96		$ 0.00	$ 0.00
Total unrecognized compensation cost related to unvested stock awards	3.6
Restricted Stock Awards | All Other Awardees | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of stock awards	$ 18.00
Cost of Sales [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	2.4
Selling, General and Administrative Expenses [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 18.9
2013 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	10,000,000
Shares available for future issuance	8,000,000

[1]	Includes time-based RSUs granted in consideration of the cancellation and forfeiture of certain unvested performance options under the 2008 Equity Plan, as discussed above.
[2]	Includes 0.1 million shares granted to certain employees which were deemed granted upon expiration of certain repurchase provisions in connection with the IPO.